Concentration of risks (Details Narrative)	12 Months Ended
	Mar. 31, 2025 USD ($)	Mar. 31, 2025 CNY (¥)	Mar. 31, 2024 CNY (¥)	Mar. 31, 2025 CNY (¥)
Concentration Risk [Line Items]
Cash	$ 2,284,775		¥ 15,642,560	¥ 16,579,930
Cash insured amount				500,000
Cash uninsured amount			12,885,487	0
Revenues	$ 15,156,767	¥ 109,988,114	41,606,354
Revenue Benchmark [Member] | Customer Concentration Risk [Member] | Major Customers [Member]
Concentration Risk [Line Items]
Revenues			¥ 0
Percentage of revenue			10.00%
Revenue Benchmark [Member] | Customer Concentration Risk [Member] | Major One Supplier [Member]
Concentration Risk [Line Items]
Percentage of revenue	14.70%	14.70%
Revenue Benchmark [Member] | Customer Concentration Risk [Member] | Major Two Supplier [Member]
Concentration Risk [Line Items]
Percentage of revenue	10.50%	10.50%
Revenue Benchmark [Member] | Customer Concentration Risk [Member] | Major Three Supplier [Member]
Concentration Risk [Line Items]
Percentage of revenue	13.70%	13.70%
Revenue Benchmark [Member] | Customer Concentration Risk [Member] | Major Four Supplier [Member]
Concentration Risk [Line Items]
Percentage of revenue	10.10%	10.10%
Revenue Benchmark [Member] | Customer Concentration Risk [Member] | Major Five Supplier [Member]
Concentration Risk [Line Items]
Percentage of revenue	13.40%	13.40%
Revenue Benchmark [Member] | Customer Concentration Risk [Member] | Major Six Supplier [Member]
Concentration Risk [Line Items]
Percentage of revenue	14.50%	14.50%
Revenue Benchmark [Member] | Customer Concentration Risk [Member] | One Suppliers [Member]
Concentration Risk [Line Items]
Percentage of revenue			34.20%
Revenue Benchmark [Member] | Customer Concentration Risk [Member] | Two Suppliers [Member]
Concentration Risk [Line Items]
Percentage of revenue			32.60%
Accounts Receivable [Member] | Customer Concentration Risk [Member] | Suppliers [Member]
Concentration Risk [Line Items]
Accounts receivable			¥ 0	¥ 0
Accounts Payable [Member] | Customer Concentration Risk [Member] | Suppliers [Member]
Concentration Risk [Line Items]
Percentage of revenue	10.00%	10.00%	10.00%